Results from Financial Transactions - Summary of Net Fair Value Change on Borrowings and Other Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ (13)	€ 18	€ 15
Borrowings [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	0	16	8
Other financial liabilitiy [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ (13)	€ 2	€ 7